Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 25, 2023	Feb. 26, 2022	Feb. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K under the Exchange Act, we are providing the following information regarding the relationship between “compensation actually paid” (“CAP”) to our principal executive officer (“PEO”) and Non-PEO NEOs and certain financial performance metrics of the Company for the fiscal years listed below.

This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by our NEOs or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, the Compensation Committee does not use CAP as a basis for making compensation decisions. Please refer to our CD&A for a discussion of our executive compensation program objectives and the ways in which we design our program to align executive compensation with Company performance.

Year	Summary Compensation Table Total for PEO($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in millions)	Adjusted EBITDA (in millions)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$16,103,130	$25,769,696	$6,058,219	$6,794,406	$186.27	$107.09	$1,513.5	$4,677.0
2021	$8,639,520	$27,635,047	$6,999,472	$13,173,472	$198.34	$131.03	$1,619.6	$4,398.4
2020	$8,483,335	$10,110,232	$6,452,961	$4,285,950	$105.93	$118.97	$850.2	$4,524.0

(b)	Reflects compensation amounts reported in the Summary Compensation Table for our PEO, Vivek Sankaran, for the respective fiscal years shown.

(c)	Reflects CAP to our PEO in each of fiscal 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or company shares once the underlying award vests and are incorporated as applicable in the table below.

PEO	2020	2021	2022
Summary Compensation Table Total	$8,483,335	$8,639,520	$16,103,130
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(9,499,985)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$6,617,534
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$1,084,598	$13,121,698	$(3,951,035)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,115,650
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$154,943	$5,021,645	$(1,100,738)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$387,356	$852,184	$16,485,140
Compensation Actually Paid Total	$10,110,232	$27,635,047	$25,769,696

(d)	Average of summary compensation paid to non-PEO NEOs during fiscal 2022, 2021 and 2020. Average taken across the non-PEO NEOs as follows:

2022: Sharon McCollam, Susan Morris, Juliette Pryor and Anuj Dhanda.

2021: Sharon McCollam, Robert Dimond, Anuj Dhanda, Susan Morris and Christine Rupp

2020: Robert Dimond, Susan Morris, Juliette Pryor and Christine Rupp

(e)	Reflects average CAP to non-PEO NEOs in each of fiscal 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or shares of our Common Stock once the underlying award vests and are incorporated as applicable in the table below.

NON-PEO NEOs	2020 Average	2021 Average	2022 Average
Summary Compensation Table Total	$6,452,961	$6,999,472	$6,058,219
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,659,455)	$(3,625,000)	$(3,125,012)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$840,571	$4,543,324	$2,176,832
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$601,439	$2,200,072	$(1,030,267)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$810,529	$410,153
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$50,434	$2,740,644	$(841,677)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(521,955)	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$—	$26,386	$3,146,158
Compensation Actually Paid Total	$4,285,950	$13,173,472	$6,794,406

(f)	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on February 25, 2023, February 26, 2022 and February 27, 2021, respectively.

(g)	Represents the total cumulative stockholder return of S&P 500 Retail Index (“Peer Group TSR”) for the measurement periods ending on February 25, 2023, February 26, 2022 and February 27, 2021, respectively.

(h)	Reflects “Net Income” as reported in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended February 25, 2023, February 26, 2022 and February 27, 2021, respectively.

(i)	Company Selected Measure is Adjusted EBITDA which is described below.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(d)	Average of summary compensation paid to non-PEO NEOs during fiscal 2022, 2021 and 2020. Average taken across the non-PEO NEOs as follows:

2022: Sharon McCollam, Susan Morris, Juliette Pryor and Anuj Dhanda.

2021: Sharon McCollam, Robert Dimond, Anuj Dhanda, Susan Morris and Christine Rupp

2020: Robert Dimond, Susan Morris, Juliette Pryor and Christine Rupp

Peer Group Issuers, Footnote [Text Block]
(g)	Represents the total cumulative stockholder return of S&P 500 Retail Index (“Peer Group TSR”) for the measurement periods ending on February 25, 2023, February 26, 2022 and February 27, 2021, respectively.

PEO Total Compensation Amount	$ 16,103,130	$ 8,639,520	$ 8,483,335
PEO Actually Paid Compensation Amount	$ 25,769,696	27,635,047	10,110,232
Adjustment To PEO Compensation, Footnote [Text Block]
(c)	Reflects CAP to our PEO in each of fiscal 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or company shares once the underlying award vests and are incorporated as applicable in the table below.

PEO	2020	2021	2022
Summary Compensation Table Total	$8,483,335	$8,639,520	$16,103,130
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$—	$—	$(9,499,985)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$—	$—	$6,617,534
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$1,084,598	$13,121,698	$(3,951,035)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$1,115,650
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$154,943	$5,021,645	$(1,100,738)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$387,356	$852,184	$16,485,140
Compensation Actually Paid Total	$10,110,232	$27,635,047	$25,769,696

Non-PEO NEO Average Total Compensation Amount	$ 6,058,219	6,999,472	6,452,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,794,406	13,173,472	4,285,950
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(e)	Reflects average CAP to non-PEO NEOs in each of fiscal 2022, 2021 and 2020, adjusted as set forth in the table below, as determined in accordance with the SEC rules. For awards with dividend rights, these amounts are paid in cash or shares of our Common Stock once the underlying award vests and are incorporated as applicable in the table below.

NON-PEO NEOs	2020 Average	2021 Average	2022 Average
Summary Compensation Table Total	$6,452,961	$6,999,472	$6,058,219
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$(3,659,455)	$(3,625,000)	$(3,125,012)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$840,571	$4,543,324	$2,176,832
+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$601,439	$2,200,072	$(1,030,267)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$810,529	$410,153
+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$50,434	$2,740,644	$(841,677)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(521,955)	$—
+ Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year That Are Not Included in the Total Compensation for the Fiscal Year	$—	$26,386	$3,146,158
Compensation Actually Paid Total	$4,285,950	$13,173,472	$6,794,406

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Below are graphs showing the relationship of CAP to our PEO and other NEOs in each of fiscal 2020, 2021 and 2022 to (1) both Company TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s Adjusted EBITDA.

CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed the Company’s performance and our NEOs’ pay each year, see our CD&A in this proxy statement and in the proxy statements for fiscal 2020 and fiscal 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Below are graphs showing the relationship of CAP to our PEO and other NEOs in each of fiscal 2020, 2021 and 2022 to (1) both Company TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s Adjusted EBITDA.

CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed the Company’s performance and our NEOs’ pay each year, see our CD&A in this proxy statement and in the proxy statements for fiscal 2020 and fiscal 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Below are graphs showing the relationship of CAP to our PEO and other NEOs in each of fiscal 2020, 2021 and 2022 to (1) both Company TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s Adjusted EBITDA.

CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed the Company’s performance and our NEOs’ pay each year, see our CD&A in this proxy statement and in the proxy statements for fiscal 2020 and fiscal 2021.

Total Shareholder Return Vs Peer Group [Text Block]

Below are graphs showing the relationship of CAP to our PEO and other NEOs in each of fiscal 2020, 2021 and 2022 to (1) both Company TSR and Peer Group TSR, (2) the Company’s net income and (3) the Company’s Adjusted EBITDA.

CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed the Company’s performance and our NEOs’ pay each year, see our CD&A in this proxy statement and in the proxy statements for fiscal 2020 and fiscal 2021.

Tabular List [Table Text Block]

The following financial performance measures represent, in the Company’s assessment, the most important financial measures the Company used to link compensation that we actually paid to our NEOs in fiscal 2022 as further described in our CD&A.

Measure	Nature	Explanation
Adjusted EBITDA	Financial	Adjusted EBITDA was the primary financial metric of our fiscal 2022 annual incentive, and we consider it to be an important indicator of our overall business performance. Adjusted EBITDA is calculated as earnings (net loss) before interest, income taxes, depreciation and amortization, further adjusted to eliminate the effects of items management does not consider in assessing our ongoing core performance.
Identical Sales (“ID Sales”)	Financial	ID Sales include stores operating during the same period in both the current year and the prior year, comparing sales on a daily basis. Direct to consumer digital sales are included in identical sales, and fuel sales are excluded from identical sales. Acquired stores become identical on the one-year anniversary date of the acquisition.
Adjusted EPS	Financial	Adjusted EPS is calculated as Adjusted net income divided by the weighted average diluted Class A common shares outstanding, as adjusted to reflect all restricted stock units and awards outstanding for the period, as well as the conversion of Convertible Preferred Stock when it is antidilutive for GAAP. We define Adjusted net income as GAAP net income adjusted to eliminate the effects of items management does not consider in assessing our ongoing core performance.
Return on Invested Capital (“ROIC”)	Financial	ROIC is calculated as Adjusted ROIC operating income divided by average invested capital. Adjusted ROIC operating income is calculated using GAAP operating income and adding back certain items considered non-core or not applicable to the analysis of our returns. Specifically, Adjusted ROIC operating income adds back depreciation and amortization expense, rent expense, LIFO expense (income), (gains) loss on the sale of assets and other items that management does not consider in assessing our ongoing core operating income performance. Average Invested Capital is calculated as the sum of (1) the average of our total assets, (2) the average LIFO reserve and (3) the average accumulated depreciation and amortization; minus (1) the average taxes receivable, (2) the average trade accounts payable, (3) the average accrued salaries and wages and (4) the average other current liabilities, excluding accrued income taxes. Averages are calculated for ROIC by adding the beginning balance of the first quarter and the ending balance of the fourth quarter and dividing by two.

Total Shareholder Return Amount	$ 186.27	198.34	105.93
Peer Group Total Shareholder Return Amount	107.09	131.03	118.97
Net Income (Loss)	$ 1,513,500,000	$ 1,619,600,000	$ 850,200,000
Company Selected Measure Amount	4,677,000,000	4,398,400,000	4,524,000,000
PEO Name	Vivek Sankaran	Vivek Sankaran	Vivek Sankaran
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Identical Sales (“ID Sales”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (“ROIC”)
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,499,985)	$ 0	$ 0
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,617,534	0	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,951,035)	13,121,698	1,084,598
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,115,650	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,100,738)	5,021,645	154,943
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year that are not Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,485,140	852,184	387,356
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,125,012)	(3,625,000)	(3,659,455)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,176,832	4,543,324	840,571
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,030,267)	2,200,072	601,439
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	410,153	810,529	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(841,677)	2,740,644	50,434
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(521,955)	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year that are not Included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,146,158	$ 26,386	$ 0